Regulatory Capital And Restrictions (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2017
Undivided profits		$ 1,029,032	$ 874,303
Dividend paid to parent company	$ 40,000	250,000	325,000
First Tennessee Bank National Association [Member]
Undivided profits		838,700
Available amount for dividend without prior regulatory approval		$ (132,500)		$ (132,500)
Percent of capital stock and surplus threshold for credit extension to affiliates		20.00%
Maximum amount of credit bank may extend to all affliates		$ 624,800
Maximum amount of credit bank may extend to parent and certain financial subsidiaries		$ 312,400
Number of years most recently completed		2 years
Number of immediately preceding years		2 years
Percent of capital stock and surplus threshold for credit extension to parent and certain financial subsidiaries		10.00%
First Tennessee Bank National Association [Member] | Minimum [Member]
Cash reserve required		$ 259,200	188,300
Vault cash used to meet cash reserve requirements		158,900	$ 146,600
Fhn [Member]
Covered Transactions		400
All Affiliates Member [Member]
Covered Transactions		362,200
FTN Financial Securities Corporation [Member]
Total Equity investment from FTBNA		$ 361,900